Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Abstract]
Electrical component inventory		$ 588	$ 548
Sales taxes receivable	[1]	3,816	1,980
Insurance refund and other receivables		108	697
Total		$ 4,512	$ 3,225

[1]	Refer to Note 28b for more details about the provision applied to the Argentine value-added tax (VAT) receivable included in sales taxes receivable.